BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-6952
Brandon.Cage@pacificlife.com
August 4, 2009
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Fusion Individual Limited Premium Deferred Fixed and Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company
Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual limited premium deferred fixed and variable annuity contract designated as the Pacific Fusion Individual Limited Premium Deferred Fixed and Variable Annuity Contract (“Pacific Fusion” or “Contract”), which is funded by the Separate Account.
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”
The prospectus for Pacific Fusion is based on, and is substantially similar to, the prospectus for Pacific Voyages Individual Flexible Premium Deferred Variable Annuity (File No. 333-136597) (“Pacific Voyages”) offered by Pacific Life. The staff previously reviewed the Pacific Fusion disclosure in connection with its review of the Initial N-4 Filing (filed August 14, 2006), Pre-Effective Amendment No. 1 (filed November 8, 2006) and Pre-Effective Amendment No. 2 (filed on December 6, 2006) of Pacific Voyages.
By copy of this letter, we are sending an electronic copy of the Pacific Fusion prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Pacific Voyages prospectus and SAI.
The prospectus disclosure included in Pacific Fusion differs materially from Pacific Voyages as follows:
1.	Different base contract fees (M&E, Admin, etc.).

2.	Only 2 variable investment options are offered; 1 fixed option; a minimum of 80% must be allocated to the fixed option.

3.	There are no optional benefit riders available.

4.	Only fixed annuity payments are available upon annuitization.

5.	Limited subsequent Purchase Payments; Purchase Payments can only be made within the first 60 days from the contract date.

Securities and Exchange Commission
Registration Statement for Pacific Fusion on behalf of Pacific Life
August 4, 2009

6.	The amount the Owner can withdraw without incurring a withdrawal charge is 10% of all Purchase Payments for the first contract year, then 10% of Contract Value each contract year thereafter.

7.	No contract loans are available.
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,
/s/ BRANDON J. CAGE

Brandon J. Cage